DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

5. DISCONTINUED OPERATIONS

Disposal of Chijet Inc. and its subsidiaries

On March 18, 2026, the Group entered into an agreement to dispose its interests in Chijet Inc. and its subsidiaries (the “Disposed Group”) to an unrelated third party for a cash consideration of US$1. The disposal was completed on March 20, 2026.

The Disposed Group represented the Company’s new energy vehicle business and constituted a strategic shift that had a major effect on the Company’s operations and financial results, as it generated substantially all of the Company’s historical revenues.

Classification Judgment

The classification of the Disposed Group as discontinued operations for the year ended December 31, 2025 required significant management judgment.

Under ASC 205-20 and ASC 360, a disposal group is classified as held for sale when specific criteria are met as of the reporting date, including that management is committed to a plan to sell, the asset group is available for immediate sale, and the sale is probable within one year.

As of December 31, 2025, although a binding sale agreement had not yet been executed and formal board approval was obtained subsequent to year-end, management evaluated all available evidence to determine whether the held-for-sale criteria were met.

In making this determination, management considered:

- strategic decisions made during 2025 to exit the electric vehicle business;

- active efforts undertaken during the year to identify potential buyers and pursue disposal alternatives;

- the financial condition and operational challenges of the business; and

- ongoing enforcement and asset disposal actions affecting key assets within the disposal group.

While certain assets were subject to court-ordered enforcement proceedings prior to year-end, these actions were considered together with broader strategic actions and management’s commitment to exit the business.

Subsequent to year end, the Company entered into a binding agreement to dispose of the business, and the transaction was completed in March 2026. In accordance with ASC 855, these subsequent events were considered as additional evidence supporting management’s assessment of conditions that existed as of the reporting date. Based on the totality of evidence available as of December 31, 2025, management concluded that the Disposed Group met the criteria for classification as held for sale and discontinued operations.

Accordingly, in accordance with ASC 205-20, the Disposed Group has been classified as discontinued operations. The assets and liabilities of the Disposed Group have been presented as assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2025 and 2024, and the results of operations have been reported separately in the consolidated statements of operations for all periods presented.

Measurement Uncertainty

Management also exercised judgment in measuring the Disposed Group at the lower of carrying amount and fair value less costs to sell.

As of December 31, 2025:

● the determination of fair value less costs to sell involves estimation uncertainty;

● certain assets are subject to distressed market conditions; and

● the measurement of liabilities involves judgment, particularly in light of ongoing enforcement and settlement processes.

Management believes that the amounts recognized represent its best estimate based on information available at the reporting date. The Company expects to recognize a significant loss upon disposal in 2026, representing the difference between the carrying amount of the Disposed Group and the nominal consideration received of US$1.

Sensitivity to Judgment

If management had concluded that the held-for-sale criteria were not met as of December 31, 2025:

● the business would have been presented as continuing operations; and

● the timing and measurement of impairment and disposal-related impacts may have differed.

Given the significance of the Disposed Group, changes in these judgments could have a material impact on the Company’s financial position and results of operations.

The results of discontinued operations for the years ended December 31, 2025, 2024 and 2023 consisted of:

	For the years ended December 31,
	2025	2024	2023

Revenues	$1,445	$6,915	$9,483
Less: Cost of revenues	(13,988)	(31,741)	(42,246)
Gross loss	(12,543)	(24,826)	(32,763)
Total operating expenses	108,762	30,029	52,369
Loss from discontinued operations	(121,305)	(54,855)	(85,132)
Total other income, net	20,568	(11,725)	(9,776)
Loss from discontinued operation before income taxes	(100,737)	(66,580)	(94,908)
Income tax expenses from operations	-	-	-
Net loss from discontinued operations	$(100,737)	$(66,580)	$(94,908)

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Assets and liabilities of discontinued operations as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
	US$’000	US$’000
Cash and cash equivalents	$799	$2,025
Restricted cash	139	64
Accounts and notes receivable, net	584	157
Accounts and notes receivable from related parties, net	92	114
Inventory, net	4,713	11,145
Amounts due from related parties	32,087	38,665
Other current assets	49,511	7,337
Other current assets from related parties	34	764
Current assets held for sale	34,821	466
Property, plant and equipment, net	120,843	155,818
Intangible assets, net	129,323	123,903
Land-use-right, net	78,365	119,636
Long-term investments	3,483	3,248
Goodwill	2,736	2,621
Other assets	3,249	2,936
Total assets of discontinued operations	460,779	468,899

Accounts and notes payable	18,661	14,382
Accounts and notes payable to related parties	45,304	45,410
Loans attributable to related parties	277,302	268,425
Contract liabilities	2,473	2,804
Contract liabilities to related parties	922	961
Long-term payables, current	99,326	95,160
Accruals and other current liabilities	83,835	50,196
Accruals and other current liabilities to related parties	113,081	92,298
Current liabilities held for sale	-	552
Accrued post-employment and termination benefits	64,366	37,434
Other liabilities	3,832	5,528
Total liabilities of discontinued operations	709,102	613,150

Total net assets	$(248,323)	$(144,251)

Net cash flows attributable to discontinued operations were as follows:

	For the years ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Net cash used in operating activities	$(45,960)	$(22,783)	$(39,808)
Net cash provided by (used in) investing activities	17,321	(1,058)	(1,762)
Net cash (used in) provided by financing activities	(8,384)	10,818	4,875
Net decrease in cash and cash equivalents	$(37,023)	$(13,023)	$(36,695)